UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Lohrey
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2006

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

Ascentia Long/Short Fund
Portfolio of Investments		Ticker Symbol: ALSFX
November 30, 2005 (Unaudited)

Exchange Traded Fund	Shares	Market Value	% of Total
iShares Lehman 1-3 Year Treasury Bond Fund	4,000	$321,600	26.4%
Total Exchange Traded Fund (Cost $321,640)		$321,600	26.4%

Cash Equivalent
AIM Liquid Assets	829,114	829,114	68.0%
Total Cash Equivalent (Cost $829,114)		829,114	68.0%

Total Investments (Cost $1,150,754)		1,150,714	94.4%
Other Assets, less Liabilities		68,165	5.6%
Net Assets		$ 1,218,879	100.0%

Ascentia Long/Short Fund
Portfolio of Securities Sold Short
November 30, 2005 (Unaudited)

Exchange Traded Funds	Shares	Market Value	% of Total
iShares Russell 2000 Index Fund	3,800	256,310	21.0%
SPDR Trust Series 1	700	87,787	7.2%
Total Securities Sold Short (Proceeds $328,584)		344,097	28.2%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at November 30, 2005 was as follows*:

Cost of investments		$1,150,754
Short Sale Proceeds		328,584
Gross unrealized appreciation		-
Gross unrealized depreciation		(15,553)
Net unrealized depreciation		$(15,553)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2006.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended November 30, 2005 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/  Joseph Neuberger
                             Joseph Neuberger, President and Treasurer

Date January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/  Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date January 18, 2006